SHARE CAPITAL (Details) (Common shares [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 06, 2013
SHARE CAPITAL
Shares repurchased	0	510,439	800,000
Maximum [Member]
SHARE CAPITAL
Shares authorized to be repurchased				1,529,687